Merger (Summary of the Estimated Fair Value of the Assets Acquired and Liabilities Assumed) (Details) - FNBPA Bancorp, Inc [Member] - USD ($)	Nov. 30, 2015	Dec. 31, 2015
Business Acquisition [Line Items]
Total purchase price	$ 12,845,000
FNBPA net assets acquired:
Cash and cash equivalents	3,802,000
Investment securities	35,458,000
Loans	47,055,000
Premises and equipment	419,000
Accrued interest receivable	550,000
Core deposit and other intangibles	343,000	$ 337,000
Other real estate owned	114,000
Other assets	763,000
Deposits	(77,665,000)
Accrued interest payable	(13,000)
Other liabilities	(1,316,000)
Total FNBPA net assets acquired	9,510,000
Goodwill resulting from the merger	$ 3,335,000